Note 20 - Business Segments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2014 IBM Japan [Member] USD ($)	Mar. 31, 2014 IBM Japan [Member] JPY (¥)	Mar. 31, 2013 IBM Japan [Member] JPY (¥)	Mar. 31, 2012 IBM Japan [Member] JPY (¥)
Note 20 - Business Segments (Details) [Line Items]
Revenues	$ 1,109,655	¥ 114,272,351	¥ 106,248,486	¥ 97,314,605	$ 127,456	¥ 13,125,454	¥ 13,456,203	¥ 14,396,722